T. ROWE PRICE Inflation Protected Bond Fund
August 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 1.4%
Car Loan 0.4%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  330 333
Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1) 700 705
Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1) 158 159
Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23  285 289
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  545 549
Santander Retail Auto Lease Trust
Series 2019-A, Class C
3.30%, 5/22/23 (1) 800 809
2,844
Other Asset-Backed Securities 0.7%
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.181%, 11/20/28 (1) 210 210
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 476 484
HPEFS Equipment Trust
Series 2021-2A, Class C
0.88%, 9/20/28 (1) 700 700
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 1.21%, 7/15/33 (1) 480 479
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.325%, 1/25/32 (1) 570 571
MVW Owner Trust
Series 2018-1A, Class A
3.45%, 1/21/36 (1) 259 268
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.304%, 10/17/29 (1) 635 635

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 10/15/32 (1) 1,080 1,080
4,427
Student Loan 0.3%
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 1,645 1,646
1,646
Total Asset-Backed Securities
(Cost $8,882) 8,917
CORPORATE BONDS 2.1%
FINANCIAL INSTITUTIONS 1.2%
Banking 0.7%
Ally Financial, 1.45%, 10/2/23  440 446
Bank of America, VR, 0.523%, 6/14/24 (2) 1,500 1,499
Bank of Montreal, 0.625%, 7/9/24 (3) 1,145 1,144
Goldman Sachs Group, VR, 0.657%, 9/10/24 (2) 1,500 1,498
4,587
Finance Companies 0.4%
AerCap Ireland Capital, 3.50%, 5/26/22  1,250 1,274
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 330 358
Park Aerospace Holdings, 5.25%, 8/15/22 (1) 915 950
2,582
Financial Other 0.0%
MAF Sukuk , 4.50%, 11/3/25  200 222
222
Insurance 0.1%
Brighthouse Financial Global Funding, 0.60%, 6/28/23 (1) 555 555
555
Total Financial Institutions 7,946
INDUSTRIAL 0.7%
Capital Goods 0.1%
Martin Marietta Materials, 0.65%, 7/15/23 (3) 340 340
340
Consumer Cyclical 0.5%
Hyundai Capital America, 0.875%, 6/14/24 (1) 1,045 1,042
Hyundai Capital America, 1.25%, 9/18/23 (1) 800 807
Nissan Motor, 3.043%, 9/15/23 (1) 485 505
Nordstrom, 2.30%, 4/8/24  120 121
Volkswagen Group of America Finance, 0.875%, 11/22/23 (1) 795 800

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
YMCA of Greater New York, 2.303%, 8/1/26  140 142
3,417
Energy 0.0%
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 85 87
87
Technology 0.1%
HCL America, 1.375%, 3/10/26 (1) 600 599
599
Total Industrial 4,443
UTILITY 0.2%
Electric 0.2%
Alexander Funding Trust, 1.841%, 11/15/23 (1) 720 732
Pacific Gas & Electric, FRN, 3M USD LIBOR + 1.375%, 1.50%, 11/15/21  850 851
Total Utility 1,583
Total Corporate Bonds
(Cost $13,863) 13,972
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.8%
Owned No Guarantee 0.8%
Consorcio Transmantaro , 4.375%, 5/7/23 (3) 600 624
DAE Funding, 1.55%, 8/1/24 (1) 315 315
Ecopetrol , 5.875%, 9/18/23  850 917
Global Sukuk , 0.946%, 6/17/24 (1) 1,304 1,300
Pertamina Persero , 4.875%, 5/3/22  1,200 1,236
Perusahaan Listrik Negara, 5.50%, 11/22/21  1,000 1,011
Total Foreign Government Obligations & Municipalities
(Cost $5,371) 5,403
MUNICIPAL SECURITIES 0.5%
California 0.0%
California State Univ., Series B, 0.563%, 11/1/24  260 260
260
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  55 56
Denver City & County Airport System, Series C, 1.115%, 11/15/24  80 81
137
Georgia 0.0%
Atlanta Water & Wastewater, 0.191%, 11/1/21  45 45
Atlanta Water & Wastewater, 0.271%, 11/1/22  45 45
Atlanta Water & Wastewater, 0.407%, 11/1/23  45 45

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Water & Wastewater, 0.616%, 11/1/24  45 45
180
Hawaii 0.0%
Hawaii, Series GB, GO, 0.571%, 10/1/23  195 196
196
Illinois 0.2%
Illinois, Series A, GO, 2.84%, 10/1/23  1,350 1,383
1,383
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 0.897%, 6/1/22  100 100
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  100 100
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  225 228
428
New York 0.0%
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series B,
1.36%, 12/1/21  55 55
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series B,
1.61%, 12/1/22  50 51
106
Oklahoma 0.0%
Oklahoma Turnpike Auth., Series B, 0.491%, 1/1/22  90 90
90
Texas 0.1%
Central Texas Turnpike System, Series B, VRDN, 1.98%, 8/15/42
(Tender 8/15/22)  225 228
Dallas Area Rapid Transit, 0.297%, 12/1/21  60 60
Dallas Area Rapid Transit, 0.397%, 12/1/22  45 45
Dallas Area Rapid Transit, 0.541%, 12/1/23  30 30
Dallas Area Rapid Transit, 0.761%, 12/1/24  25 25
388
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 0.947%,
6/1/22  90 90
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 1.193%,
6/1/23  135 136
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 1.497%,
6/1/24  180 183
409
Total Municipal Securities
(Cost $3,530) 3,577

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.1%
Collateralized Mortgage Obligations 2.0%
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 131 133
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1) 554 559
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1) 169 173
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.284%, 1/25/30  376 367
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 7/25/30  400 400
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 8/25/30  193 190
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 10/25/30  670 666
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 10/25/30  489 486
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 5/25/33 (1) 893 917
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 191 192
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 116 118
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60 (1) 237 238
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.66%, 7/25/44 (1) 10 10
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 1,470 1,508

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1) 46 46
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 186 190
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 725 750
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 16 16
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1) 187 189
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1) 160 161
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 381 387
OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60 (1) 153 157
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 2/25/60 (1) 70 69
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1) 90 91
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 72 73
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 114 116
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 81 82
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 1,096 1,095
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1) 180 182
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.034%, 12/25/30 (1) 475 474

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 9/25/48 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 9/25/48 (1) 350 350
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 10/25/48 (1) 67 67
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.15%, 11/25/50 (1) 151 151
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 6 6
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 46 46
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 51 52
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 47 47
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1) 58 58
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 70 72
Verus Securitization Trust
Series 2021-3, Class A1, CMO, ARM
1.046%, 6/25/66 (1) 1,089 1,090
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 759 776
12,752
Commercial Mortgage-Backed Securities 0.1%
BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 1.696%, 4/15/34 (1) 560 558

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 1.685%, 4/15/32 (1) 270 268
826
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $13,572) 13,578
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.5%
U.S. Government Obligations 0.5%
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  238 253
Government National Mortgage Assn., TBA, 2.00%, 10/20/51 (4) 2,905 2,960
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $3,202) 3,213
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 91.8%
U.S. Treasury Obligations 91.8%
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51 (3) 14,909 16,891
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  14,141 16,439
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  6,464 7,885
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  4,843 6,031
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  1,795 2,266
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  11,359 14,987
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  9,854 13,180
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  716 979
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  12,727 17,551
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  4,022 5,655
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/22  2,401 2,429
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  34,762 37,282
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  6,874 7,383
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  1,901 2,050
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  44,564 48,602
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  41,914 45,785
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  11,675 12,857
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30 (5) 25,667 28,619
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  38,312 42,940
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  29,833 33,460
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  29,108 31,450
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  13,343 15,061
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  17,121 18,087
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  7,218 7,925
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  15,071 16,818

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  8,831 9,941
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  11,635 12,478
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  10,315 11,694
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  5,841 6,130
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  24,016 25,724
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  52,433 58,356
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  7,652 8,882
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  9,649 11,310
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/28  254 309
U.S. Treasury Inflation-Indexed Notes, 2.50%, 1/15/29  7,366 9,572
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $572,938) 607,008
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Treasury Reserve Fund, 0.04% (6)(7) 10,626 10,626
Total Short-Term Investments
(Cost $10,626) 10,626
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 0.07% (6)(7) 604 6,044
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 6,044
Total Securities Lending Collateral
(Cost $6,044) 6,044
Total Investments in Securities 101.7%
(Cost $638,028) $ 672,338
Other Assets Less Liabilities (1.7)% (11,280)
Net Assets 100.0% $ 661,058

T. ROWE PRICE Inflation Protected Bond Fund

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‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$27,265 and represents 4.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) All or a portion of this security is on loan at August 31, 2021.
(4) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,960 and represents 0.4% of net assets.
(5) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Seven-day yield
(7) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
NZD New Zealand Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
TBA To-Be-Announced
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s)
SWAPS 0.6%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.4%
Zero-Coupon Inflation Swaps 0.4%
Barclays Bank, 2 Year Zero-Coupon
Inflation Swap Pay Fixed 0.285% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 3/27/23 29,300 2,546 — 2,546
Total Bilateral Zero-Coupon Inflation Swaps — 2,546
Total Bilateral Swaps — 2,546
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Zero-Coupon Inflation Swaps 0.2%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 1.565% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/20/22 16,000 801 — 801
2 Year Zero-Coupon Inflation Swap Pay
Fixed 2.249% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/27/23 13,800 503 — 503
Total Centrally Cleared Zero-Coupon Inflation Swaps 1,304
Total Centrally Cleared Swaps 1,304
Net payments (receipts) of variation margin to date (1,341)
Variation margin receivable (payable) on centrally cleared swaps $ (37)

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Canadian Imperial Bank
of Commerce 10/22/21 CAD 835 USD 650 $ 12
Canadian Imperial Bank
of Commerce 10/22/21 USD 662 CAD 835 —
Citibank 10/22/21 AUD 910 USD 649 17
Citibank 10/22/21 NZD 950 USD 648 21
Citibank 10/22/21 USD 660 AUD 910 (6)
Goldman Sachs 10/22/21 USD 660 NZD 950 (9)
Goldman Sachs 11/19/21 GBP 475 USD 647 6
Morgan Stanley 11/19/21 EUR 555 USD 649 7
Morgan Stanley 11/19/21 USD 653 EUR 555 (4)
Morgan Stanley 11/19/21 USD 651 GBP 475 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 42

T. ROWE PRICE Inflation Protected Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 681 U.S. Treasury Long Bond contracts 12/21 110,982 $ 401
Long, 365 U.S. Treasury Notes five year contracts 12/21 45,157 28
Short, 201 U.S. Treasury Notes ten year contracts 12/21 (26,824) (10)
Short, 147 U.S. Treasury Notes two year contracts 12/21 (32,388) (20)
Short, 187 Ultra U.S. Treasury Bonds contracts 12/21 (36,892) (252)
Short, 313 Ultra U.S. Treasury Notes ten year
contracts 12/21 (46,329) 27
Net payments (receipts) of variation margin to date (219)
Variation margin receivable (payable) on open futures contracts $ (45)

T. ROWE PRICE Inflation Protected Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.04% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Treasury Reserve
Fund, 0.04% $ 14,310  ¤  ¤ $ 10,626
T. Rowe Price Short-Term Fund,
0.07% 7,473  ¤  ¤ 6,044
Total $ 16,670^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,670.

T. ROWE PRICE Inflation Protected Bond Fund
Unaudited
Notes to Portfolio of Investments
15
T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Inflation Protected Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining

T. ROWE PRICE Inflation Protected Bond Fund

fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Inflation Protected Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F147-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 655,668 $ — $ 655,668
Short-Term Investments 10,626 — — 10,626
Securities Lending Collateral 6,044 — — 6,044
Total Securities 16,670 655,668 — 672,338
Swaps* — 3,850 — 3,850
Forward Currency Exchange
Contracts — 63 — 63
Futures Contracts* 456 — — 456
Total $ 17,126 $ 659,581 $ — $ 676,707
Liabilities
Forward Currency Exchange
Contracts $ — $ 21 $ — $ 21
Futures Contracts* 282 — — 282
Total $ 282 $ 21 $ — $ 303
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.